Regulatory Assets and Liabilities	6 Months Ended
Jun. 30, 2019
Regulated Operations [Abstract]
Regulatory Assets and Liabilities	REGULATORY ASSETS AND LIABILITIES

Detailed information about the Corporation's regulatory assets and liabilities is provided in Note 9 to the 2018 Annual Financial Statements. A summary follows.

	As at
	June 30,	December 31,
($ millions)	2019	2018
Regulatory assets
Deferred income taxes	1,532	1,532
Employee future benefits	459	485
Deferred energy management costs	246	230
Rate stabilization and related accounts	173	90
Deferred lease costs	113	110
Deferred operating overhead costs	113	103
Manufactured gas plant site remediation deferral	89	73
Generation early retirement costs	88	98
Derivatives	83	57
Other regulatory assets	394	400
Total regulatory assets	3,290	3,178
Less: Current portion	(333)	(324)
Long-term regulatory assets	2,957	2,854

Regulatory liabilities
Deferred income taxes	1,495	1,574
Asset removal cost provision	1,168	1,169
ROE complaints liability	203	206
Rate stabilization and related accounts	162	220
Energy efficiency liability	100	106
Renewable energy surcharge	85	85
Electric and gas moderator account	53	60
Other regulatory liabilities	234	206
Total regulatory liabilities	3,500	3,626
Less: Current portion	(640)	(656)
Long-term regulatory liabilities	2,860	2,970